REVERSE STOCK SPLIT (Details Narrative)	12 Months Ended
Dec. 31, 2011
Reverse Stock Split
Reverse stock split conversion ratio	0.01
Minimum number of shares issued to a single shareholder in reverse stock split	200
Additional shares issued in reverse split due to rounding	98,912